Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Summary Of Results Of Discontinued Operations

	2011	2010	2009

Revenues and other income:
Telecommunications	$–	$276,253	$426,027
Oil and gas drilling services	133,782	116,542	11,102
Property management and service fees	–	87,039	112,796
Investment and other income	3,316	10,545	54,328
	137,098	490,379	604,253
Expenses:
Cost of sales - telecommunications	–	235,943	363,885
Direct operating expenses:
Oil and gas drilling services	100,639	93,281	8,830
Property management and services	–	62,595	92,421
Interest	141	1,249	237
Salaries and incentive compensation	5,445	15,364	17,153
Depreciation and amortization	21,051	32,531	11,541
Selling, general and other expenses	10,011	84,841	73,267
	137,287	525,804	567,334
Income (loss) from discontinued
operations before income taxes	(189)	(35,425)	36,919
Income tax benefit	(1,072)	(2,350)	(57)
Income (loss) from discontinued
operations after income taxes	$883	$(33,075)	$36,976